WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.7%
Alabama - 3.0%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$400,000	$430,365
Black Belt Energy Gas District, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	80,000	79,227	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	104,581	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	470,000	478,993
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	77,498
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	112,326
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	645,000	643,976	(a)(b)

Total Alabama				1,926,966

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	80,888
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	151,529	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	426,382

Total Alaska				658,799

Arizona - 4.2%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	46,102
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	512,356
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	50,388
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	507,381	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	393,474
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	75,960

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	1

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$623,564
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	519,841

Total Arizona				2,729,066

California - 9.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	51,459
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	51,237
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	204,511
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	3.000%	4/1/24	160,000	161,218	(a)(b)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	200,037	(a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	103,183	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	101,146	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	72,795	(c)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	15,000	15,471
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	100,000	90,308
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	51,465
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	53,151
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	55,614
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	415,000	425,594	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	98,870	(c)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	$500,000	$530,648
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	106,587
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	45,000	49,872
Series B	6.125%	11/1/29	135,000	149,624
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	250,866	(a)(b)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/29	150,000	163,507	(c)
Series H, Refunding	5.000%	11/1/29	300,000	328,754	(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	250,000	269,031
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	108,576
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	107,881
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	110,463
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	109,160
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	315,116
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	400,000	406,178	(c)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	106,509	(c)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	53,919
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/52	250,000	251,250
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	538,847

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	3

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	$430,000	$434,066
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	102,130

Total California				6,229,043

Colorado - 1.5%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	130,000	135,321
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	52,525
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	160,419
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	154,487
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	47,163
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	100,235
C-470 Express Lanes	5.000%	12/31/51	230,000	230,264
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,283	(c)

Total Colorado				979,697

Connecticut - 1.7%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	52,354
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	539,867
Transportation Infrastructure, Series A	5.000%	5/1/38	200,000	221,773
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	126,931
Series E	5.000%	10/15/34	50,000	53,285
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	106,431

Total Connecticut				1,100,641

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	$75,000	$76,481
Florida - 3.1%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	50,491	(c)
Series A	5.000%	10/1/45	250,000	250,116	(c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	220,472	(c)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	100,000	91,467
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	25,278	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	205,243	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	150,000	144,552
Series A, Refunding	5.000%	10/1/49	300,000	303,607	(c)
Series B, Refunding	5.000%	10/1/40	200,000	204,023	(c)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,211
Palm Beach County, FL, Health Facilities Authority Revenue, ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	490,093
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	52,102

Total Florida				2,042,655

Georgia - 1.5%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	250,000	251,588
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	104,773
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	100,000	108,088
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	54,890

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	5

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	$175,000	$175,350
Project One Subordinated, Series A	5.000%	1/1/45	100,000	101,125
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	200,000	201,278

Total Georgia				997,092

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	101,508
Illinois - 11.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	100,000	100,198
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	850,000	802,384
Series A	5.000%	12/1/40	1,100,000	1,061,579
Series C, Refunding	5.000%	12/1/25	100,000	101,487
Chicago, IL, GO:
Series A	5.000%	1/1/44	125,000	122,755
Series A, Refunding	5.625%	1/1/29	250,000	258,210
Series C, Refunding	5.000%	1/1/25	30,000	30,417
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	256,731	(c)
Series D, Refunding	5.000%	1/1/46	10,000	10,102
TrIPS Obligated Group	5.000%	7/1/48	50,000	50,080	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	50,000	51,397
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	35,077
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	31,406
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	63,941
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	37,279
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	92,714
Northshore University Health System, Refunding	5.000%	8/15/32	100,000	111,163
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	51,334

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	$250,000	$268,221
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	206,672
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	52,746
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,603
Series 2016, Refunding	5.000%	2/1/27	25,000	26,051
Series 2016, Refunding	5.000%	2/1/29	20,000	20,739
Series A	5.000%	5/1/36	250,000	256,225
Series A	5.000%	3/1/46	400,000	401,456
Series A, Refunding	5.000%	10/1/29	150,000	157,450
Series A, Refunding	5.000%	10/1/30	350,000	367,168
Series D	5.000%	11/1/27	225,000	235,030
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	745,736
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	503,467
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	434,381
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	60,845
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	467,287

Total Illinois				7,497,331

Indiana - 1.6%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	94,588
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	97,370
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	105,333
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	100,376

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	7

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Courthouse and Jail Project, Series A	5.000%	2/1/54	$300,000	$313,802
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	300,000	313,775	(c)

Total Indiana				1,025,244

Iowa - 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	300,000	290,061	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	84,367

Total Iowa				374,428

Kentucky - 4.1%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	643,126
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	572,496
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	101,591
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	297,925	(a)(b)
Series C	4.000%	6/1/25	200,000	198,825	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	482,019
Owensboro, KY, Electric Light & Power System Revenue, Series B, Refunding	5.000%	1/1/24	345,000	352,902

Total Kentucky				2,648,884

Louisiana - 0.5%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	51,191
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	10,709

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	$150,000	$137,910	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	125,000	115,444	(a)(b)

Total Louisiana				315,254

Maryland - 0.4%
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	238,338

Massachusetts - 1.1%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	91,342
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,100
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	50,000	50,076
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	77,491
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	160,000	170,048	(c)
Series E	5.000%	7/1/46	250,000	260,652	(c)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	54,105	(d)

Total Massachusetts				713,814

Michigan - 2.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	100,461
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	803,689
Senior Lien, Series A	5.000%	7/1/49	650,000	679,130
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	89,200
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	40,000	39,948
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	98,423	(c)

Total Michigan				1,810,851

Missouri - 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	48,733

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	9

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.7%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	$425,000	$424,189

Nevada - 0.3%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	221,736	(e)

New Jersey - 6.1%
Essex County, NJ, Improvement Authority, GO:
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/35	180,000	196,188
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/36	215,000	231,705
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	85,178	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	150,157	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	111,148	(d)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	52,899
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.500%	3/1/28	325,000	325,150	(b)
School Facilities Construction, Series QQQ	5.000%	6/15/31	400,000	443,023
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	100,761	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	163,308
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	111,700
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	52,821
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	100,000	103,909
Transportation Program, Series AA	5.000%	6/15/45	100,000	100,946
Transportation Program, Series AA	4.000%	6/15/50	500,000	451,041
Transportation Program, Series AA, Refunding	5.000%	6/15/36	300,000	321,970

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transportation Program, Series BB	4.000%	6/15/36	$500,000	$490,474
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	105,688
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	164,463
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	105,267
Series G, Refunding	5.000%	1/1/35	60,000	64,966
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	30,000	30,228

Total New Jersey				3,962,990

New York - 13.8%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	103,302
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	140,000	149,320
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	241,449	(a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	50,000	51,452
Green Bonds, Series D-1	5.000%	11/15/43	100,000	98,769
Green Bonds, Series E	5.000%	11/15/33	250,000	259,325
Series A-2	5.000%	5/15/30	335,000	354,636	(a)(b)
Series F, Refunding	5.000%	11/15/27	500,000	513,023
New York City, NY, GO:
Subseries A-1	5.000%	8/1/47	250,000	267,417
Subseries B-1	5.250%	10/1/43	500,000	558,424
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	90,316
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,035,324
Subordinated, Second General Resolution Fiscal 2021, Series AA-1, Refunding	4.000%	6/15/50	500,000	475,555
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	53,076
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	238,930
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	100,000	104,887

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	11

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	$100,000	$107,355
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	105,909
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	94,521	(e)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	51,236
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	76,364	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	45,680	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	228,537	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,805	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,054	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	745,044	(c)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	264,335	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	10,288	(c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	923,727	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	175,000	184,961
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,061,901
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	350,792

Total New York				8,921,714

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.3%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	$70,000	$68,871
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	138,556
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,083

Total North Carolina				212,510

Ohio - 3.5%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	244,678
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	229,407
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	100,000	88,622	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	250,000	240,829	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	99,604	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	531,697
Xavier University 2020 Project	5.000%	5/1/33	495,000	543,305
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	100,000	95,435
Warrensville Heights, OH, School District, GO, Refunding, BAM	5.000%	12/1/44	175,000	180,197

Total Ohio				2,253,774

Oklahoma - 0.8%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	500,000	491,376	(c)

Oregon - 0.5%
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	150,000	157,396	(c)
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	167,038

Total Oregon				324,434

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	13

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 4.2%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	$150,000	$144,129
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	50,316
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	54,698
Lancaster County, PA, Convention Center Authority Revenue, Series B, Refunding	4.750%	5/1/57	250,000	251,775	(f)
Lancaster County, PA, Hospital Authority Revenue, Penn State Health	5.000%	11/1/37	600,000	636,182
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	96,643	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	185,810
Series A, Refunding	5.000%	12/1/47	250,000	262,559
Series A-1	5.000%	12/1/47	25,000	25,838
Series B, Refunding	5.250%	12/1/47	250,000	273,209	(f)
Subordinated, Series B	5.000%	12/1/48	100,000	103,580
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	88,425
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	267,519
Lease Revenue, Refunding	5.000%	10/1/30	100,000	112,379
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	160,899
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	21,000

Total Pennsylvania				2,734,961

Puerto Rico - 3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	480,065	(e)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	144,300	*(g)
Series A	5.000%	7/1/42	320,000	236,800	*(g)
Series A	5.050%	7/1/42	100,000	73,750	*(g)
Series XX	5.250%	7/1/40	360,000	267,300	*(g)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$60,000	$48,359
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	158,776
Restructured, Series A-1	4.550%	7/1/40	10,000	9,313
Restructured, Series A-1	5.000%	7/1/58	358,000	339,674
Restructured, Series A-2	4.329%	7/1/40	230,000	208,362

Total Puerto Rico				1,966,699

South Carolina - 0.4%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	232,299

South Dakota - 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	25,634

Tennessee - 1.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	471,758
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	52,654
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	99,561	(a)(b)
Series A	5.250%	9/1/26	425,000	438,564

Total Tennessee				1,062,537

Texas - 5.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	21,296
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	102,886
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	255,590	(c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	500,000	458,533
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	105,688
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	489,987

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	15

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Cultural Education Facilities Finance Corp.:
Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	$350,000	$393,288	(a)(b)
Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	218,068
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	198,049
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	101,366	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	336,171	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	330,000	301,323	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	100,000	92,940
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	53,482
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	236,846
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	51,360
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	50,483
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	135,000	141,082
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,071	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	71,027
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	89,842

Total Texas				3,774,378

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 3.2%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	$250,000	$255,074	(c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,127
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	227,370
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	205,726
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	235,000	267,467
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	280,340
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	302,499
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	290,476
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	264,752

Total Utah				2,098,831

Virginia - 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	53,531
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	216,112
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	91,006
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	206,579	(c)

Total Virginia				567,228

Washington - 1.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/34	250,000	264,686	(c)
Series 2022, Refunding	5.000%	8/1/41	250,000	261,237	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	202,702
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	102,217

Total Washington				830,842

Wisconsin - 0.6%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	50,000	49,827

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	17

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Cone Health, Series A	5.000%	10/1/52	$250,000	$258,912
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	101,476
Total Wisconsin				410,215

Total Municipal Bonds (Cost - $65,417,066)				62,031,172

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.7%
New York - 1.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1 (Cost - $1,076,158)	5.250%	6/15/52	1,000,000	1,101,413

Total Investments before Short-Term Investments (Cost - $66,493,224)				63,132,585

SHORT-TERM INVESTMENTS - 3.5%
MUNICIPAL BONDS - 3.4%
California - 1.5%
San Jose, CA, Multifamily Housing Revenue, Series B, Refunding, LOC - FHLMC	1.790%	7/1/38	1,000,000	1,000,000	(c)(i)(j)

Florida - 1.4%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	1.800%	11/1/38	900,000	900,000	(i)(j)

New York - 0.5%
New York City, NY, GO, Subseries D-4, LOC - TD Bank N.A.	1.000%	8/1/40	100,000	100,000	(i)(j)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	1.000%	11/1/29	200,000	200,000	(i)(j)
Total New York				300,000

Total Municipal Bonds (Cost - $2,200,000)				2,200,000

			SHARES
OVERNIGHT DEPOSITS - 0.1%
BNY Mellon Cash Reserve Fund (Cost - $68,281)	1.800%		68,281	68,281	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,268,281)				2,268,281

TOTAL INVESTMENTS - 100.9% (Cost - $68,761,505)				65,400,866
TOB Floating Rate Notes - (1.0)%				(665,000)
Other Assets in Excess of Other Liabilities - 0.1%				84,903

Total Net Assets - 100.0%				$64,820,769

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of November 30, 2022.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	19

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

BAM	— Build America Mutual - Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset SMASh Series TF Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

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Notes to Schedule of Investments (unaudited) (continued)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$62,031,172	—	$62,031,172
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,101,413	—	1,101,413

Total Long-Term Investments	—	63,132,585	—	63,132,585

Short-Term Investments†:
Municipal Bonds	—	2,200,000	—	2,200,000
Overnight Deposits	—	68,281	—	68,281

Total Short-Term Investments	—	2,268,281	—	2,268,281

Total Investments	—	$65,400,866	—	$65,400,866

†	See Schedule of Investments for additional detailed categorizations.

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